Income taxes - Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 916,718	$ 867,600
Scientific research expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	148,077	143,663
Scientific research expenditures | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	148,077	143,663
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	43,891	36,315
Share issuance costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	4,633	14,145
Losses from operations carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	440,572	394,599
Losses from operations carried forward | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	288,258	262,887
Losses from operations carried forward | Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	46
Losses from operations carried forward | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	42,949	46,784
Losses from operations carried forward | Denmark
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	81,130	65,786
Losses from operations carried forward | Hong Kong
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	128	116
Losses from operations carried forward | United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	20,440	13,085
Capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	4,843	10,703
Capital losses carried forward | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	9,827	12,958
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	48,277	46,810
Investment tax credits | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	48,277	46,810
Property, plant and equipment and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	226,425	221,365
UK research and development tax credits | United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 120	$ 122